Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 18, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	COMMUNITY SHORES BANK CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		1,468,800
Entity Public Float			$ 750,000
Amendment Flag	false
Entity Central Index Key	0001070523
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from financial institutions	$ 2,426,142	$ 2,074,301
Interest-bearing deposits in other financial institutions	6,493,426	21,565,572
Cash and cash equivalents	8,919,568	23,639,873
Securities available for sale (at fair value)	34,572,103	36,503,903
Loans held for sale	5,534,983	1,263,263
Loans	149,658,931	165,243,881
Less: Allowance for loan losses	5,299,454	4,791,907
Net loans	144,359,477	160,451,974
Federal Home Loan Bank stock	450,800	479,800
Premises and equipment, net	10,404,865	10,874,176
Accrued interest receivable	746,143	781,334
Foreclosed assets	3,276,838	3,382,594
Other assets	386,524	568,580
Total assets	208,651,301	237,945,497
Deposits
Non-interest-bearing	33,281,198	33,326,683
Interest-bearing	158,264,038	185,936,494
Total deposits	191,545,236	219,263,177
Federal funds purchased and repurchase agreements	7,814,745	7,460,795
Notes payable	5,000,000	5,000,000
Subordinated debentures	4,500,000	4,500,000
Accrued expenses and other liabilities	1,211,702	875,738
Total liabilities	210,071,683	237,099,710
Shareholders’ equity
Preferred Stock, no par value: 1,000,000 shares authorized and none issued	0	0
Common Stock, no par value: 9,000,000 shares authorized; 1,468,800 issued and outstanding	13,296,691	13,296,691
Retained deficit	(15,084,431)	(12,617,022)
Accumulated other comprehensive income	367,358	166,118
Total shareholders’ equity	(1,420,382)	845,787
Total liabilities and shareholders’ equity	$ 208,651,301	$ 237,945,497

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred Stock, par value (in Dollars per share)	$ 0	$ 0
Common stock, shares authorized	9,000,000	9,000,000
Common stock, shares issued	1,468,800	1,468,800
Common stock, shares outstanding	1,468,800	1,468,800
Common Stock, par value (in Dollars per share)	$ 0	$ 0

Condensed Consolidated Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 9,985,906	$ 11,075,774
Securities, taxable	698,749	724,834
Securities, tax exempt	89,063	124,868
Federal funds sold, FHLB dividends and other income	59,442	58,578
Total interest and dividend income	10,833,160	11,984,054
Interest expense
Deposits	2,845,254	4,304,290
Repurchase agreements, federal funds purchased, and other debt	73,269	75,837
Federal Home Loan Bank advances and notes payable	418,243	652,616
Total interest expense	3,336,766	5,032,743
Net Interest Income	7,496,394	6,951,311
Provision for loan losses	2,483,640	6,024,775
Net Interest Income After Provision for Loan Losses	5,012,754	926,536
Non-interest income
Service charges on deposit accounts	741,990	787,980
Mortgage loan referral fees	50,877	0
Gain on sale of loans	295,961	316,525
Gain on sale of securities	3,288	79,814
Gain (loss) on the sale of foreclosed assets	192,176	(193,559)
Other	637,139	578,020
Total non-interest income	1,921,431	1,568,780
Non-interest expense
Salaries and employee benefits	4,074,170	4,146,318
Occupancy	668,502	643,159
Furniture and equipment	530,948	578,156
Advertising	49,636	58,411
Data processing	505,981	532,103
Professional services	358,685	513,458
Foreclosed asset impairment	1,047,644	2,575,129
FDIC Insurance	926,464	738,940
Other	1,343,233	1,602,987
Total non-interest expense	9,505,263	11,388,661
Loss Before Federal Income Taxes	(2,571,078)	(8,893,345)
Federal income tax expense (benefit)	(103,669)	(10,618)
Net Loss	$ (2,467,409)	$ (8,882,727)
Weighted average shares outstanding (in Shares)	1,468,800	1,468,800
Diluted average shares outstanding (in Shares)	1,468,800	1,468,800
Basic loss per share (in Dollars per share)	$ (1.68)	$ (6.05)
Diluted loss per share (in Dollars per share)	$ (1.68)	$ (6.05)

Consolidated Statements Of Changes Of Shareholders’ Equity (USD $)	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at at Dec. 31, 2009	$ 13,296,691	$ (3,734,295)	$ 177,595	$ 9,739,991
Balance at (in Shares) at Dec. 31, 2009	1,468,800
Net loss		(8,882,727)		(8,882,727)
Unrealized gain (loss) on securities available for sale, net			(11,477)	(11,477)
Total comprehensive income (loss)				(8,894,204)
Balance at at Dec. 31, 2010	13,296,691	(12,617,022)	166,118	845,787
Balance at (in Shares) at Dec. 31, 2010	1,468,800			1,468,800
Net loss		(2,467,409)		(2,467,409)
Unrealized gain (loss) on securities available for sale, net			201,240	201,240
Total comprehensive income (loss)				(2,266,169)
Balance at at Dec. 31, 2011	$ 13,296,691	$ (15,084,431)	$ 367,358	$ (1,420,382)
Balance at (in Shares) at Dec. 31, 2011	1,468,800			1,468,800

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (2,467,409)	$ (8,882,727)
Adjustments to reconcile net loss to net cash from operating activities:
Provision for loan losses	2,483,640	6,024,775
Depreciation	522,212	579,553
Net amortization of securities	258,365	199,959
Net realized gain on sale of securities	(3,288)	(79,814)
Net realized gain on sale of loans	(295,961)	(316,525)
Net realized (gain) loss on sale of foreclosed assets	(192,176)	193,559
Foreclosed asset impairment	1,047,644	2,575,129
Originations of loans for sale	(18,157,446)	(19,707,901)
Proceeds from loan sales	14,181,687	19,831,855
Deferred federal income tax benefit	(103,669)	0
Net change in:
Accrued interest receivable and other assets	217,247	1,090,040
Accrued interest payable and other liabilities	335,964	262,606
Net cash (used in) from operating activities	(2,173,190)	1,770,509
Activity in available for sale securities:
Sales	820,285	3,751,027
Maturities, prepayments and calls	13,800,337	11,445,595
Purchases	(12,638,990)	(24,340,702)
Loan originations and payments, net	12,491,304	10,798,221
Redemption (purchase) of Federal Home Loan Bank stock	29,000	(75,700)
Additions to premises and equipment, net	(52,901)	(160,560)
Proceeds from the sale of foreclosed assets	367,841	2,480,359
Net cash from investing activities	14,816,876	3,898,240
Cash flows from financing activities
Net change in deposits	(27,717,941)	20,686,568
Net change in federal funds purchased and repurchase agreements	353,950	460,468
Repayment of FHLB advances	0	(6,000,000)
Net cash (used in) from financing activities	(27,363,991)	15,147,036
Net change in cash and cash equivalents	(14,720,305)	20,815,785
Beginning cash and cash equivalents	23,639,873	2,824,088
Ending cash and cash equivalents	8,919,568	23,639,873
Supplemental cash flow information:
Cash paid during the period for interest	2,960,854	4,834,163
Transfers from loans to foreclosed assets	1,544,993	3,073,725
Transfers from securities held to maturity to available for sale	0	5,839,614
Foreclosed asset sales financed by the Bank	$ 427,440	$ 883,000

Note 1 - Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]	NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION:  The consolidated financial statements include the accounts of Community Shores Bank Corporation (the “Company”) and its wholly-owned subsidiaries, Community Shores Financial Services (“CS Financial Services”), and Community Shores Bank (the “Bank”), and the Bank’s wholly-owned subsidiary, Community Shores Mortgage Company (the “Mortgage Company”) and the Mortgage Company’s wholly-owned subsidiary, Berryfield Development, LLC (“Berryfield”), after elimination of significant intercompany transactions and accounts.

NATURE OF OPERATIONS:  The Company was incorporated on July 23, 1998 under Michigan law and is a bank holding company owning all of the common stock of the Bank.  The Bank is a Michigan banking corporation with depository accounts insured by the Federal Deposit Insurance Corporation (the “FDIC”).  The Bank provides a range of commercial and consumer banking services in West Michigan, primarily in Muskegon County, which includes the cities of Muskegon and North Muskegon, and Northern Ottawa County, which includes the city of Grand Haven.  Those services reflect the Bank’s strategy of serving small to medium-sized businesses, and individual customers in its market area.  Services for businesses include traditional business accounts and both commercial and commercial real estate loans. At year-end 2011, the loan portfolio was 35% commercial and 42% commercial real estate. There were 3% of total commercial real estate loans classified as land development. There are no significant concentrations of loans to any one industry or customer; however, the borrowers’ ability to repay their loans is affected by the real estate market and general market conditions in the Bank’s market area. Management focuses the Bank’s retail banking strategy on providing traditional banking products and services, including consumer and residential loans, automated teller machines, computer banking, telephone banking and automated bill-paying services to individuals and businesses in the Bank’s market area.  The Bank began operations on January 18, 1999.

The Mortgage Company, a wholly-owned subsidiary of the Bank, was formed on March 1, 2002 by transferring a majority of the Bank’s commercial and residential real estate loans at that date in exchange for 100% of the equity capital of the Mortgage Company. On the day of formation, the Mortgage Company commenced operations and became legally able to originate residential mortgage loans. The Bank services the entire portfolio of loans held by the Mortgage Company pursuant to a servicing agreement.

Berryfield, a wholly-owned subsidiary of the Mortgage Company, is a limited liability company that was created in October 2010. The entity’s sole purpose is to oversee the development and sale of vacant lots that have been foreclosed on by the Mortgage Company.

The Company filed an election to become a financial holding company pursuant to Title I of the Gramm-Leach-Bliley Act and on September 27, 2002 received regulatory approval. At that time the Company formed CS Financial Services. Currently the only source of revenue that CS Financial Services receives is referral fee income from a local insurance agency, Lakeshore Employee Benefits. Lakeshore Employee Benefits offers, among other things, employer-sponsored benefit plans. CS Financial Services has the opportunity to earn a referral fee for each sale of employer-sponsored benefits that is transacted by Lakeshore Employee Benefits as a result of a referral made by CS Financial Services. On April 16, 2009, the Company withdrew its election to be a financial holding company. The election was acknowledged by the Federal Reserve Bank of Chicago. The passive income derived from CS Financial Services affiliation with Lakeshore Employee Benefits is unaffected by this change.

Community Shores Capital Trust I, (“the Trust”) was formed in December 2004. The Company owns all of the common securities of this special purpose trust. The Trust is not consolidated and exists solely to issue capital securities.

USE OF ESTIMATES: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information.  These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and future results could differ. The primary estimates incorporated into the Company’s consolidated financial statements, which are susceptible to change in the near term, include the allowance for loan losses; the fair value of financial instruments, the carrying value of foreclosed assets and a valuation allowance on deferred tax assets.

CASH FLOW REPORTING: Cash and cash equivalents includes cash, demand deposits with other financial institutions, short-term investments (securities with daily put provisions) and federal funds sold.  Cash flows are reported net for customer loan and deposit transactions, interest-bearing time deposits with other financial institutions and short-term borrowings with maturities of 90 days or less.

INTEREST-BEARING DEPOSITS IN OTHER FINANCIAL INSTITUTIONS: Interest-bearing deposits in other financial institutions are carried at cost.

SECURITIES:  Securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity.  Securities are classified as available for sale when they might be sold before maturity.  Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income.  Interest income includes amortization of purchase premium or discount.  Premiums and discounts on securities are amortized on the level yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are expected. Gains and losses on sales are based on the amortized cost of the security sold.

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when the economic conditions warrant such evaluation. Declines in the fair value of securities below their cost that are other-than-temporary are reflected in realized losses. In estimating other-than-temporary losses, management considers: the length of time and extent that fair value has been less than cost, the financial condition and near term prospects of the issuer, and whether the Company has the intent to sell or is likely to be required to sell the security before its anticipated recovery.

LOANS:  Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of deferred loan fees and costs and an allowance for loan losses.  Loans held for sale consist of both residential mortgage loans as well as Small Business Administration (“SBA”) and United States Department of Agriculture (“USDA”) guaranteed loans. Loans held for sale are reported at the lower of cost or market, on an aggregated basis. Residential mortgage loans are sold to outside investors servicing released, however the Bank retains servicing on SBA loans which are sold. There were loans held for sale totaling $5,534,983 at December 31, 2011 compared to $1,263,263 at December 31, 2010.

The loan portfolio consists of the following segments:

Commercial and Industrial- Loans to businesses that are sole proprietorships, partnerships, limited liability companies and corporations. These loans are for commercial, industrial, or professional purposes. The risk characteristics of these loans vary based on the borrowers business and industry as repayment is typically dependent on cash flows generated from the underlying business.

Commercial Real Estate- Loans to individuals or businesses that are secured by improved and unimproved vacant land, farmland, commercial real property, multifamily residential properties, and all other conforming, nonresidential properties. Proceeds may be used for land acquisition, development or construction. These loans typically fall into two general categories: property that is owner occupied and income or investment property. Owner occupied commercial real estate loans typically involve the same risks as commercial and industrial loans however the underlying collateral is the real estate which is subject to changes in market value after the loan’s origination. Adverse economic events and changes in real estate market valuations generally describe the risks that accompany commercial real estate loans involving income or investment property. The ability of the borrower to repay tends to depend on the success of the underlying project or the ability of the borrower to sell or lease the property at certain anticipated values.

Consumer- Term loans or lines of credit for the purchase of consumer goods, vehicles or home improvement. The risk characteristics of the loans in this segment vary depending on the type of collateral but for the most part repayment is expected from an individual continuing to generate a cash flow that supports the calculated payment obligation. Secondary support could involve liquidation of collateral.

Residential Real Estate- Loans to purchase or refinance single family residences. The risks associated with this segment are similar to the risks for consumer loans as far as individual payment obligations however the underlying collateral is the real estate. Real estate is subject to changes in market valuation and can be unstable for a variety of reasons.

For all loan segments, interest income is accrued on the unpaid principal using the interest method assigned to the loan product and includes amortization of net deferred loan fees and costs over the loan term.  Interest income is not reported when full loan repayment is in doubt. A loan is moved to non-accrual status when it is past due over 90 days unless the loan is well secured and in the process of collection. If a loan is not past due but deemed to be impaired it will also be moved to non-accrual status. These rules apply to loans in all segments. However certain classes of loans in the consumer segment may simply get charged-off as opposed to moving to non-accrual status.

All interest accrued but not received for a loan placed on non-accrual is reversed against interest income at the time the loan is assigned non-accrual status. Payments received on such loans are applied to principal when there is doubt about recovering the full principal outstanding. Loans are eligible to return to accrual status after six months of timely payment and future payments are reasonably assured.

ALLOWANCE FOR LOAN LOSSES:  The allowance for loan losses is a valuation allowance for probable incurred credit losses, increased by the provision for loan losses and from recoveries of previously charged-off loans and decreased by charge-offs.

The allowance for loan loss analysis is performed monthly. Management’s methodology consists of specific and general components. The general component covers non-impaired loans and is based on historical loss experience adjusted for current economic factors.

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Bank over the most recent 12 quarters.  The historical loss experience is recalculated at the end of each quarter. This actual loss experience is supplemented with current economic factors based on the risks present for each portfolio segment.  These current economic factors are also revisited at the end of each quarter and include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; quality of loan review system; degree of oversight by the Board of Directors; national and local economic trends and conditions; industry conditions; competition and legal and regulatory requirements; and effects of changes in credit concentrations. There were no significant changes to this methodology in 2011, only minor enhancements.

For the commercial and commercial real estate portfolio segments, the historical loss is tracked by original loan grade. The Bank utilizes a numeric grading system for commercial and commercial real estate loans. Grades are assigned to each commercial and commercial real estate loan by assessing information about the specific borrower’s situation and the estimated collateral values. The description of the loan grade criteria is included in Note 3. The most significant risks to the commercial and commercial real estate segments are the level of development and sales and the collateral values.  Over the past few years, development and sales activity were sluggish. As a result, collateral values fell. The declining values prompted more frequent collateral analysis of impaired loans and typically translated into charge-offs of the specific allocations (collateral shortfall). Increases in charge-offs raised the historical loss factor assigned to the general allocation.

Within the commercial and industrial and commercial real estate portfolios, there are classes of loans with like risk characteristics that are periodically segregated because management has determined that the historical losses or current factors are unique and ought to be considered separately from the entire segment.

For the consumer segment, historical loss experience is based on the actual loss history of the following four classes; general consumer loans, personal lines of credit, home equity lines of credit and credit cards. The level of delinquencies and charge-off experience directly impacts the general allocations to the consumer classes. Both delinquencies and charge-offs have gone down in the last year allowing a reduction of the general allocations in the allowance for loan losses.

The residential segment loss experience is not segregated by grades or classes. The level of delinquencies, charge-off experience, and direction of real estate values directly impacts the general allocations to the residential real estate segment. Declining real estate values have resulted in increased general allocations in the allowance for loan losses.

The specific component of the allowance for loan losses relates to loans that are individually classified as impaired.  A loan is impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and are classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Any loan within a segment can be considered for individual impairment if it meets the above criteria. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral.  Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.

Allocations of the allowance may be made for specific loans and groups, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off. Loan balances are generally charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Statutorily the Bank must charge-off any bad debt that reaches delinquency of 360 days. In the case of an impaired loan, management typically charges off any portion of the debt that is unsecured based on an internal analysis of future cash flows and or collateral.

There was no material change in the allowance for loan loss methodology during 2011.

SERVICING RIGHTS: Servicing rights are recognized separately when they are acquired through the sales of loans where servicing is retained by the institution. At this time SBA guaranteed loans are the only loans that are sold where servicing is retained. When loans are sold, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Under the fair value measurement method used by the Company, earnings are adjusted for the change in fair value in the period in which the change occurs, and the amount is included with other non-interest income on the income statement. The Company uses a third party valuation at each quarter end to adjust servicing assets to their fair value as of the end of the reporting period. The fair value of servicing rights is subject to fluctuation as a result of changes in the underlying assumptions used by the third party to conduct its valuation. Servicing rights were $76,276 at December 31, 2011 and $38,858 at December 31, 2010.

Servicing fee income is recorded for fees earned for servicing loans and is reported on the income statement as other non-interest income. The fees are based on a contractual percentage of the outstanding principal of the guaranteed portion. Servicing fees totaled $89,163 for the year ended December 31, 2011 and $40,339 for the year ended December 31, 2010.

TRANSFERS OF FINANCIAL ASSETS: Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

FORECLOSED ASSETS: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less estimated selling cost when acquired, establishing a new cost basis. These assets are subsequently accounted for at the lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a direct write-down is recorded through non-interest expense. Operating costs after acquisition are expensed.

PREMISES AND EQUIPMENT:  Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 5 to 40 years. Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 7 years.

FEDERAL HOME LOAN BANK (FHLB) STOCK:  The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

LONG-TERM ASSETS:  Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows.  If impaired, the assets are recorded at fair value.

REPURCHASE AGREEMENTS:  Substantially all repurchase agreement liabilities represent amounts advanced by various customers.  These balances are not deposits and are not covered by federal deposit insurance. Securities are pledged to cover these liabilities.

STOCK COMPENSATION: Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

INCOME TAXES:  Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates.  Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company is only subject to examinations of federal taxing authorities for years after 2007. The Company and its subsidiaries are subject to U.S. federal income tax. The Company does not expect the total amount of unrecognized tax benefits to significantly increase in the next twelve months. The Company recognizes interest and/or penalties related to income tax matters in income tax expense. The Company did not have any amounts accrued for interest and penalties at either December 31, 2011 or December 31, 2010.

OFF-BALANCE SHEET FINANCIAL INSTRUMENTS:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded. Standby letters of credit are considered guarantees and are recorded at fair value.

EARNINGS PER COMMON SHARE:  Basic earnings per common share is net income (loss) divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options.  In 2011, stock options for 42,800 shares of common stock were not considered in computing diluted earnings per share because they were anti-dilutive. In 2010, 47,300 shares of common stock were not considered for the same reason.

COMPREHENSIVE INCOME (LOSS): Comprehensive income consists of net income (loss) and other comprehensive income (loss).  Other comprehensive income includes unrealized gains and losses on securities available for sale, which are also recognized as separate components of equity.

LOSS CONTINGENCIES:  Loss contingencies, including claims and legal actions arising in the ordinary course of business are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Currently, management does not believe there now are such matters that will have a material effect on the financial statements.

RESTRICTIONS ON CASH:  The Bank was required to have $1,118,000 of cash on hand, or on deposit, with the Federal Reserve Bank to meet regulatory reserve and clearing requirements at year-end 2011. The requirement at year-end 2010 was $1,211,000.

DIVIDEND RESTRICTIONS: Holders of the Company's common stock are entitled to receive dividends that the Board of Directors may declare from time to time.  The Company may only pay dividends out of funds that are legally available for that purpose.  The Company's ability to pay dividends to its shareholders depends primarily on the Bank’s ability to pay dividends to the Company.  Dividend payments and extensions of credit to the Company from the Bank are subject to legal and regulatory limitations, generally based on capital levels and current and retained earnings.

On December 16, 2010, the Company entered into a Written Agreement with the FRB. The Written Agreement contained several provisions related to dividends and distributions. Essentially the Company shall not declare or pay any dividends without the prior written approval of the FRB, and the Company shall not accept dividends or any other form of payment from the Bank without the prior written approval of the FRB. Similarly the Bank is prohibited from paying dividends. The Bank entered into a Consent Order with the FDIC and the OFIR, its primary banking regulators, which became effective on September 2, 2010. The Consent Order, among other things, explicitly prohibits the Bank from declaring or paying a dividend without the prior written consent of the regulators.

Prior to the regulatory dividend restrictions, there were several other restrictions in place as a result of various debt covenants. For instance, under the terms of the subordinated debentures, the Company is precluded from paying dividends on its common stock because the Company exercised its right to defer payments of interest on the subordinated debentures in June of 2010. No dividends may be issued until the deferral ends. Additionally, the Company’s dividends are limited by its lender imposed debt covenant if the source of the cash was from loan proceeds.

FAIR VALUE OF FINANCIAL INSTRUMENTS: Fair value of financial instruments is estimated using relevant market information and other assumptions, as more fully disclosed in a separate note.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

ADOPTION OF NEW ACCOUNTING STANDARDS:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring”, an amendment to the topic “Receivables”.  Given the recent economic downturn, the volume of debt restructured (modified) by creditors has increased. This ASU gives additional guidance and clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring.  This ASU was effective for the first interim or annual period beginning on or after June 15, 2011, and was applied retrospectively to the beginning of the annual period of adoption.  For purposes of measuring impairment of those receivables, the amendments were applied prospectively for the first interim or annual period beginning on or after June 15, 2011.  The adoption of this ASU had no material impact on our consolidated financial statements.

In May 2011, the FASB issued an amendment to achieve common fair value measurement and disclosure requirements between U.S. and International accounting principles. Overall, the guidance is consistent with existing U.S. accounting principles; however, there are some amendments that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  For public companies, the amendments in this guidance are effective for interim and annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the impact of this amendment on the consolidated financial statements.

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements.  For public companies, the amendments in this guidance are effective as of the beginning of a fiscal reporting year, and interim periods within that year, that begins after December 15, 2011. Early adoption is permitted.  The adoption of this amendment will change the presentation of the components of comprehensive income for the Company as part of the consolidated statement of shareholders’ equity.

Other issued but not yet effective accounting standards were reviewed and management has concluded that none are material to the Company’s financial statements.

OPERATING SEGMENTS: While Management monitors the revenue streams of the various products and services, the identifiable segments are not material and operations are managed and financial performance is evaluated on a Company-wide basis. Accordingly, all of the financial service operations are considered to be aggregated in one reportable segment, banking.

RECLASSIFICATION:  Some items in the prior year financial statements were reclassified to conform to the current presentation.

Note 2 - Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Text Block]
NOTE 2 – SECURITIES AVAILABLE FOR SALE

The fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2011
US Treasury	$4,041,881	$25,775	$0	$4,067,656
US Government and federal agency	15,341,362	239,037	(7,811)	15,572,588
Municipals	2,767,463	123,957	0	2,891,420
Mortgage-backed and collateralized mortgage obligations– residential	11,733,141	317,565	(10,267)	12,040,439
	$33,883,847	$706,334	$(18,078)	$34,572,103
2010
US Treasury	$1,004,240	$6,854	$0	$1,011,094
US Government and federal agency	16,696,952	222,261	(10,497)	16,908,716
Municipals	3,179,898	62,864	(4,468)	3,238,294
Mortgage-backed and collateralized mortgage obligations– residential	15,239,466	236,840	(130,507)	15,345,799
	$36,120,556	$528,819	$(145,472)	$36,503,903

Periodically the Company will implement a strategy to realize market value gains within its securities portfolio to supplement earnings and capital. Proceeds from sales of securities in 2011 totaled $820,285 resulting in a realized gain of $3,288 and no realized loss. Proceeds from security sales in 2010 totaled $3,751,027 resulting in a realized gain of $80,079 and realized loss of $265.

In 2010, several of the securities sold were transferred out of the held to maturity portfolio. As a result, the Company needed to transfer all of its remaining held to maturity securities into the available for sale portfolio in order to comply with accounting guidance. The carrying amount of the securities transferred during 2010 was $5,839,614. Of that total, $3,551,506 was sold. The remaining $2,288,108 had an unrealized gain of $28,192 that was recorded through other comprehensive income upon transfer.

The fair value of debt securities and carrying amount, if different, at year-end 2011 by contractual maturity were as follows.  Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately:

2011	Amortized Cost	Fair Value
Due in one year or less	$4,529,357	$4,565,559
Due from one to five years	15,866,876	16,111,735
Due from five to ten years	1,754,473	1,854,370
Due in more than ten years	0	0
Mortgage-backed and collateralized mortgage obligations – residential	11,733,141	12,040,439
	$33,883,847	$34,572,103

Securities with unrealized losses not recognized in income at year-end 2011 and 2010, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are as follows:

	Less than 12 Months		12 Months or Longer		Total
2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Government and federal agency	$2,060,693	$(7,811)	$0	$0	$2,060,693	$(7,811)
Mortgage-backed and collateralized mortgage obligations - residential	817,615	(4,240)	1,215,921	(6,027)	2,033,536	(10,267)
	$2,878,308	$(12,051)	$1,215,921	$(6,027)	$4,094,229	$(18,078)

	Less than 12 Months		12 Months or Longer		Total
2010	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Government and federal agency	$2,489,266	$(10,497)	$0	$0	$2,489,266	$(10,497)
Municipals	350,532	(4,468)	0	0	350,532	(4,468)
Mortgage-backed and collateralized mortgage obligations - residential	7,887,368	(130,507)	0	0	7,887,368	(130,507)
	$10,727,166	$(145,472)	$0	$0	$10,727,166	$(145,472)

Other-Than-Temporary-Impairment

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. In determining OTTI, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss. If an entity intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss, the OTTI will be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the OTTI will be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

At both year-end 2011 and 2010, approximately 100% of the mortgage-backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government-sponsored entities and agencies, primarily Fannie Mae, Freddie Mac, and Ginnie Mae, institutions which the government has affirmed its commitment to support. At December 31, 2011, seven debt securities had unrealized losses with aggregate depreciation of 0.44% from the amortized cost basis. All seven securities are issued by a government agency. It is likely that these debt securities will be retained given the fact that they are pledged to various public funds. The reported decline in value is not material and is deemed to be market driven. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than U.S. Government and federal agencies, in an amount greater than 10% of common stock and surplus.

Securities pledged at year-end 2011 had a carrying amount of $23,093,022 and were pledged to secure public fund customers, the Federal Reserve Discount Window and customer repurchase agreements.  Pledged securities at year-end 2010 had a carrying amount of $29,206,793.

Note 3 - Loans	12 Months Ended
Dec. 31, 2011
Allowance for Credit Losses on Financing Receivables [Table Text Block]
NOTE 3 - LOANS

Outstanding loan balances by portfolio segment and class at year-end were as follows:

	2011	2010

Commercial	$53,200,412	$58,416,643
Commercial Real Estate:
General	56,847,600	58,996,411
Construction	6,425,041	8,782,762
Consumer:
Lines of credit	13,376,689	15,954,866
Other	2,370,625	3,087,409
Credit card	527,858	520,095
Residential	16,942,989	19,534,704
	149,691,214	165,292,890
Less: Allowance for loan losses	(5,299,454)	(4,791,907)
Net deferred loan fees	(32,283)	(49,009)
Loans, net	$144,359,477	$160,451,974

The following table presents the activity in the allowance for loan losses for the year ending December 31, 2011 by portfolio segment:

Year Ending December 31, 2011	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for loan losses:
Beginning balance	$1,218,865	$2,896,176	$546,603	$130,263	$4,791,907
Charge-offs	(541,494)	(1,294,273)	(248,953)	(77,060)	(2,161,780)
Recoveries	91,000	49,486	45,201	0	185,687
Provision for loan losses	1,429,384	846,921	67,150	140,185	2,483,640
Ending balance	$2,197,755	$2,498,310	$410,001	$193,388	$5,299,454

Activity in the allowance for loan losses for 2010 was as follows:

2010

Beginning balance	$3,782,132
Charge-offs	(5,090,138)
Recoveries	75,138
Provision for loan losses	6,024,775
Ending balance	$4,791,907

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method as of year-end:

2011	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,354,124	$1,424,273	$109,309	$103,393	$2,991,099
Collectively evaluated for impairment	843,631	1,074,037	300,692	89,995	2,308,355
Total ending allowance balance	$2,197,755	$2,498,310	$410,001	$193,388	$5,299,454

Loans:
Individually evaluated for impairment	$7,098,022	$7,895,704	$274,700	$595,598	$15,864,024
Collectively evaluated for impairment	46,310,131	55,826,466	16,025,489	16,429,725	134,591,811
Total ending loans balance	$53,408,153	$63,722,170	$16,300,189	$17,025,323	$150,455,835

2010	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$195,684	$1,789,936	$85,233	$49,145	$2,119,998
Collectively evaluated for impairment	1,023,181	1,106,240	461,370	81,118	2,671,909
Total ending allowance balance	$1,218,865	$2,896,176	$546,603	$130,263	$4,791,907

Loans:
Individually evaluated for impairment	$4,276,850	$8,405,141	$307,307	$1,339,741	$14,329,039
Collectively evaluated for impairment	54,326,131	59,724,688	19,096,341	18,508,671	151,655,831
Total ending loans balance	$58,602,981	$68,129,829	$19,403,648	$19,848,412	$165,984,870

The following table presents loans individually evaluated for impairment by class of loans as of year-end. For purposes of this disclosure, the Company reports unpaid principal balance net of partial charge-offs.

2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Commercial	$2,591,467	$2,589,356	$0	$3,511,753	$55,237	$55,237
Commercial Real Estate:
General	4,388,271	4,377,406	0	3,265,902	123,083	107,620
Construction	227,842	227,842	0	511,659	0	0
Consumer:
Lines of credit	91,397	91,327	0	72,432	616	616
Other	0	0	0	6,012	0	0
Credit card	0	0	0	0	0	0
Residential	186,207	186,723	0	314,265	0	0
Subtotal	$7,485,184	$7,472,654	$0	$7,682,023	$178,936	$163,473
With an allowance recorded:
Commercial	$4,506,555	$4,476,078	$1,354,124	$1,223,325	$48,745	$29,623
Commercial Real Estate:
General	1,003,929	997,686	136,723	2,601,890	33,073	30,049
Construction	2,275,662	2,275,337	1,287,550	2,069,800	2,373	2,202
Consumer:
Lines of credit	63,854	63,675	16,128	145,132	11,143	3,682
Other	119,449	119,275	93,181	74,854	1,955	1,650
Credit card	0	0	0	1,006	0	0
Residential	409,391	408,244	103,393	699,853	22,948	18,135
Subtotal	$8,378,840	$8,340,295	$2,991,099	$6,815,860	$120,237	$85,341
Total	$15,864,024	$15,812,949	$2,991,099	$14,497,883	$299,173	$248,814

2010	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial	$3,692,148	$3,689,868	$0
Commercial Real Estate:
General	2,684,164	2,681,391	0
Construction	664,866	664,866	0
Consumer:
Lines of credit	108,274	108,274	0
Other	18,900	18,900	0
Credit card	0	0	0
Residential	848,983	849,457	0
Subtotal	$8,017,335	$8,012,756	$0

With an allowance recorded:
Commercial	$584,702	$582,331	$195,684
Commercial Real Estate:
General	3,088,254	3,078,481	575,175
Construction	1,967,857	1,967,857	1,214,761
Consumer:
Lines of credit	131,515	131,149	42,799
Other	45,829	45,696	39,645
Credit card	2,789	2,789	2,789
Residential	490,758	490,385	49,145
Subtotal	$6,311,704	$6,298,688	$2,119,998
Total	$14,329,039	$14,311,444	$2,119,998

2010
Average of impaired loans during the year	$14,323,860
Interest income recognized during impairment	238,647
Cash-basis interest income recognized	214,270

Non-performing loans and impaired loans are defined differently.  Some loans may be included in both categories, whereas other loans may only be included in one category.  However, non-accrual loans and loans past due 90 days still on accrual are all individually classified impaired loans.

The following tables present the aging of the recorded investment in past due and non accrual loans as of year-end 2011 by class of loans:

Accruing Loans	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Accruing Past Due Loans	Current Accruing Loans	Total Recorded Investment of Accruing Loans
Commercial	$774,224	$48,273	$0	$822,497	$51,248,854	$52,071,351
Commercial Real Estate:
General	0	243,075	0	243,075	54,452,985	54,696,060
Construction	0	0	0	0	4,063,776	4,063,776
Consumer:
Lines of credit	11,052	102,760	21,002	134,814	13,194,317	13,329,131
Other	8,817	0	0	8,817	2,306,281	2,315,098
Credit card	0	0	5,899	5,899	521,959	527,858
Residential	80,952	0	0	80,952	16,772,293	16,853,245
Total	$875,045	$394,108	$26,901	$1,296,054	$142,560,465	$143,856,519

Non Accrual Loans	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Non Accrual Past Due Loans	Current Non Accrual Loans	Total Non Accrual Recorded Investment
Commercial	$0	$2,478	$1,172,890	$1,175,368	$161,434	$1,336,802
Commercial Real Estate:
General	0	0	869,398	869,398	1,673,895	2,543,293
Construction	0	0	406,090	406,090	2,012,951	2,419,041
Consumer:
Lines of credit	4,826	66,587	48,230	119,643	0	119,643
Other	0	0	8,459	8,459	0	8,459
Credit card	0	0	0	0	0	0
Residential	0	0	0	0	172,078	172,078
Total	$4,826	$69,065	$2,505,067	$2,578,958	$4,020,358	$6,599,316

The following tables present the aging of the recorded investment in past due and non accrual loans as of year-end 2010 by class of loans:

Accruing Loans	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Accruing Past Due Loans	Current Accruing Loans	Total Recorded Investment of Accruing Loans
Commercial	$627,034	$0	$0	$627,034	$56,661,353	$57,288,387
Commercial Real Estate:
General	157,637	217,803	0	375,440	55,866,348	56,241,788
Construction	0	0	0	0	6,184,355	6,184,355
Consumer:
Lines of credit	79,191	35,460	0	114,651	15,620,301	15,734,952
Other	12,054	0	1,776	13,830	2,921,580	2,935,410
Credit card	0	0	0	0	520,095	520,095
Residential	94,404	0	0	94,404	19,005,843	19,100,247
Total	$970,320	$253,263	$1,776	$1,225,359	$156,779,875	$158,005,234

Non Accrual Loans	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Non Accrual Past Due Loans	Current Non Accrual Loans	Total Non Accrual Recorded Investment
Commercial	$0	$0	$1,310,602	$1,310,602	$3,992	$1,314,594
Commercial Real Estate:
General	107,164	654,703	1,527,536	2,289,403	790,456	3,079,859
Construction	0	0	2,623,827	2,623,827	0	2,623,827
Consumer:
Lines of credit	0	0	166,973	166,973	46,218	213,191
Other	0	0	0	0	0	0
Credit card	0	0	0	0	0	0
Residential	0	0	713,396	713,396	34,769	748,165
Total	$107,164	$654,703	$6,342,334	$7,104,201	$875,435	$7,979,636

Troubled Debt Restructurings:

The Company has allocated $1,499,705 of specific reserves on $9,036,794 of loans to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2011 and $447,947 on $5,370,581 as of December 31, 2010. At December 31, 2011, the Company had an additional $222,700 in performing loans outstanding to one of those customers. As of December 31, 2010, there was $1,146,342 committed to two customers.  These customers are paying as agreed on those loans.

During the twelve month period ended December 31, 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a stated rate of interest lower than the current market rate for new debt with similar risk; interest only payments on an amortizing note; a reduced payment amount which does not fully cover the interest; or a permanent reduction of the recorded investment in the loan.

Modifications involving a stated interest rate of the loan below the current market rate were for periods ranging from 6 months to 1 year. Modifications involving a reduced payment amount were for periods ranging from 5 months to 3 years.  One modification involved an interest only payment on an amortizing note for 15 months and another modification involved an interest rate/amortization concession for 3 months.  Lastly, one modification involved a permanent reduction of the recorded investment in the loan.

The following table presents loans by class modified as troubled debt restructurings that occurred during the twelve month period ended December 31, 2011:

2011	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial	8	$391,400	$391,440
Commercial Real Estate:
General	8	1,836,316	1,781,418
Construction	2	2,186,620	2,186,620
Consumer:
Lines of credit	2	53,696	53,696
Residential	2	311,909	311,909
Total	22	$4,779,941	$4,725,083

In the twelve month period ended December 31, 2011, troubled debt restructurings incurred charge-offs of $383,000. As of December 31, 2011, an additional $1,308,000 of specific reserves were established on these troubled debt restructurings.

Generally, a modified loan is considered to be in payment default when the borrower is not performing according to the renegotiated terms and stops communicating and working with the Bank.

For the twelve month period ended December 31, 2011, there were four trouble debt restructurings that experienced a payment default within twelve months of the modification. Below is a table which presents those loans by class:

2011	Number of Loans	Recorded Investment at time of default
Troubled Debt Restructurings
That Subsequently Defaulted:
Commercial	3	$224,933
Commercial Real Estate:
General	1	319,915
Total	4	$544,848

In the twelve month period ended December 31, 2011, troubled debt restructurings that subsequently defaulted resulted in charge-offs of $326,000.  As of December 31, 2011, there are no specific reserves on the remaining balance of these troubled debt restructurings.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed utilizing the company’s internal underwriting policy.

Credit Quality Indicators:

The Bank utilizes a numeric grading system for commercial and commercial real estate loans to indicate the strength of the credit. At origination, grades are assigned to each commercial and commercial real estate loan by assessing information about the specific borrower’s situation including cash flow analysis and the estimated collateral values. The loan grade is reassessed at each renewal or amendment but any credit may receive a review based on lender identification of changes in the situation or behavior of the borrower. All commercial and commercial real estate loans exceeding $500,000 are formally reviewed at least annually. Once a loan is graded a 5W or greater number, and is over $100,000, the loan grade will be reanalyzed once a quarter to assess the borrowers compliance with the Bank’s documented action plan. In addition to these methods for assigning loan grades, changes may occur through the external loan review or regulatory exam process. The loan grades are as follows:

1.	Exceptional. Loans with an exceptional credit rating.

2.	Quality. Loans with excellent sources of repayment that conform, in all respects, to Bank policy and regulatory requirements. These are loans for which little repayment risk has been identified.

3.	Above Average. Loans with above average sources of repayment and minimal identified credit or collateral exceptions and minimal repayment risk.

4.	Average. Loans with average sources of repayment that materially conform to Bank policy and regulatory requirements. Repayment risk is considered average.

5.	Acceptable. Loans with acceptable sources of repayment and risk.

5W.
Loans considered to be below average quality. The loans are often fundamentally sound but require more frequent management review because of an adverse financial event. Risk of non payment is elevated.

6.	Special Mention. Loans that have potential weaknesses and deserve close attention. If uncorrected, further deterioration is likely. Risk of non payment is above average.

7.	Substandard. Loans that are inadequately protected by the borrower’s capacity to pay or the collateral pledged. Risk of non payment is high.

8.	Doubtful. Loans in this grade have identified weaknesses that make full repayment highly questionable and improbable.

As of December 31, 2011 and 2010, and based on the most recent analysis performed in the fourth quarter of each year, the risk category of loans by class of loans is as follows:

	Commercial		Commercial Real Estate General		Commercial Real Estate Construction
	2011	2010	2011	2010	2011	2010
1	$0	$0	$0	$0	$0	$0
2	253,956	583,364	0	0	0	0
3	4,947,905	1,722,896	3,141,880	3,443,220	0	30,927
4	13,552,704	21,109,601	19,274,469	17,362,231	271,335	2,727,615
5	21,119,918	19,659,157	21,250,749	24,656,543	2,347,947	1,702,025
5W	3,910,143	1,687,613	5,452,332	4,399,618	1,360,030	1,484,710
6	5,005,950	9,349,408	4,394,702	4,777,202	0	190,333
7	3,567,564	3,292,002	2,293,571	2,328,376	39,330	39,849
8	1,050,013	1,198,940	1,431,650	2,354,457	2,464,175	2,632,723
Total	$53,408,153	$58,602,981	$57,239,353	$59,321,647	$6,482,817	$8,808,182

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses.  For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented and by payment activity.  The following tables present the recorded investment in residential and consumer loans based on payment activity as of December 31, 2011 and 2010:

	Residential
	2011	2010
Performing	$16,429,725	$18,508,671
Impaired	595,598	1,339,741
Total	$17,025,323	$19,848,412

	Consumer – Lines of credit		Consumer – Other		Consumer – Credit card
	2011	2010	2011	2010	2011	2010
Performing	$13,293,523	$15,708,354	$2,204,108	$2,870,681	$527,858	$517,306
Impaired	155,251	239,789	119,449	64,729	0	2,789
Total	$13,448,774	$15,948,143	$2,323,557	$2,935,410	$527,858	$520,095

Note 4 - Foreclosed Assets	12 Months Ended
Dec. 31, 2011
Real Estate Owned [Text Block]	NOTE 4 – FORECLOSED ASSETS
Foreclosed asset activity:

	2011	2010
Beginning of year	$3,382,594	$6,440,916
Additions	1,544,993	3,073,725
Reductions from sales	(603,105)	(3,556,918)
Direct write-downs	(1,047,644)	(2,575,129)
End of year	$3,276,838	$3,382,594

Expenses related to foreclosed assets include:
	2011	2010
Operating expenses, net of rental income	$138,199	$445,682

Note 5 - Premises And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 - PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2011	2010
Land & land improvements	$5,466,281	$5,464,946
Buildings & building improvements	6,132,163	6,132,163
Furniture, fixtures and equipment	3,679,037	3,652,390
	15,277,481	15,249,499
Less: accumulated depreciation	4,872,616	4,375,323
	$10,404,865	$10,874,176

Land with a carrying value of $767,244 is held for sale at December 31, 2011. The Company is expecting to complete the sale by June 30, 2012, which based on the sales contract is expected to result in a gain on the sale.

Depreciation expense was $522,212 for 2011 and $579,553 for 2010.

Note 6 - Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Text Block]
NOTE 6 - DEPOSITS

Deposits at year-end are summarized as follows:

	2011	2010
Non-interest-bearing DDA	$33,281,198	$33,326,683
Interest-bearing DDA	19,432,618	23,944,608
Money market	18,468,540	18,493,059
Savings	8,477,893	7,388,395
Certificate of deposit	111,884,987	136,110,432
	$191,545,236	$219,263,177

Time deposits of $100,000 or more were $16,673,219 at year-end 2011 and $57,217,208 at year-end 2010. 1

Scheduled maturities of time deposits, as of year-end 2011, were as follows:

2012	$58,713,415
2013	32,585,784
2014	17,028,479
2015	1,576,799
2016	1,980,510
$111,884,987

Brokered time deposits were $3,462,000 at year-end 2011 and $37,307,000 at year-end 2010. Since the Bank was not categorized as “well-capitalized” at December 31, 2011 and is under a Consent Order, a regulatory waiver is required to accept, renew or rollover brokered deposits. The Bank has not issued brokered deposits since January 2010. All of the brokered deposits held at December 31, 2011 mature in April 2012.

___________________________

1 Includes brokered deposits.

Note 7 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Text Block]
NOTE 7 – SHORT-TERM BORROWINGS

Short-term borrowings are generally comprised of repurchase agreements and less frequently borrowings from the FRB Discount Window. There were no borrowings from the FRB Discount Window since January 2010. Repurchase agreements are advances by customers that are not covered by federal deposit insurance. This obligation of the Bank is secured by bank-owned securities held by a third-party safekeeping agent. Discount Window borrowings are collateralized by securities and home equity loans. The Bank can borrow overnight from the Discount Window under the secondary credit program for up to 60 days in any 120-day period at a current rate of 1.25%, which is 75 basis points over the Federal Open Market Committee’s target federal funds rate which is currently 0.50%.

The balances at year-end are shown below:

	Repurchase Agreements	Discount Window

Outstanding at December 31, 2011	$7,814,745	$0
Average interest rate at year end	0.71%	0.00%
Average balance during year	9,626,125	0
Average interest rate during year	0.76%	0.00%
Maximum month end balance during year	11,986,254	0

	Repurchase Agreements	Discount Window

Outstanding at December 31, 2010	$7,460,795	$0
Average interest rate at year end	0.72%	0.00%
Average balance during year	8,598,005	315,425
Average interest rate during year	0.86%	0.50%
Maximum month end balance during year	10,132,049	0

The Bank had securities of $9,628,031 pledged to repurchase agreements at December 31, 2011 and $9,684,310 pledged at December 31, 2010.

Collateral pledged to the Discount Window at December 31, 2011 consisted of $2,557,550 in securities and $4,793,892 in home equity loans, of which $4.5 million is being held as collateral for the FRB payment system risk. At December 31, 2010, collateral consisted of $2,821,946 in securities and $7,442,413 in home equity loans.

Note 8 - Federal Home Loan bank Borrowings	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances, Disclosure [Text Block]
NOTE 8 – FEDERAL HOME LOAN BANK BORROWINGS

The Bank is a member of the Federal Home Loan Bank of Indianapolis.  Based on its current Federal Home Loan Bank Stock holdings and collateral, the Bank has the capacity to borrow $2,974,574. Each borrowing requires a direct pledge of securities and or loans. To support potential borrowings with the Federal Home Loan Bank, the Bank had residential loans with a fair market value of $3,760,249 pledged at year-end 2011 and $4,806,678 pledged at year-end 2010. The Bank had no outstanding borrowings with the Federal Home Loan Bank at either December 31, 2010 or 2011.

At December 31, 2010, the Bank had securities with a fair market value of $5,513,014 pledged to the Federal Home Loan Bank to collateralize a $5,000,000 overdraft line of credit. At December 31, 2010, there was no balance outstanding on the line of credit. On December 22, 2011, the Federal Home Loan Bank declined to renew the Bank’s $5,000,000 line of credit so the pledge on the securities was released.

Note 9 - Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Subordinated Borrowings Disclosure [Text Block]
NOTE 9 – SUBORDINATED DEBENTURES

The Trust, a business trust formed by the Company, sold 4,500 Cumulative Preferred Securities (“trust preferred securities”) at $1,000 per security in a December 2004 offering. The proceeds from the sale of the trust preferred securities were used by the Trust to purchase an equivalent amount of subordinated debentures from the Company. The trust preferred securities and subordinated debentures carry a floating rate of 2.05% over the 3-month LIBOR and was 2.63% at December 31, 2011 and 2.35% at December 31, 2010. The stated maturity is December 30, 2034. The trust preferred securities are redeemable at par on any interest payment date and are, in effect, guaranteed by the Company. Interest on the subordinated debentures are payable quarterly on March 30th, June 30th, September 30th and December 30th. The Company is not considered the primary beneficiary of the Trust (variable interest entity), therefore the Trust is not consolidated in the Company’s financial statements, but rather the subordinated debentures are shown as a liability, and the interest expense is recorded on the Company’s consolidated statement of income.

The terms of the subordinated debentures, the trust preferred securities and the agreements under which they were issued, give the Company the right, from time to time, to defer payment of interest for up to 20 consecutive quarters, unless certain specified events of default have occurred and are continuing.  The deferral of interest payments on the subordinated debentures results in the deferral of distributions on the trust preferred securities. In May 2010, the Company exercised its option to defer regularly scheduled quarterly interest payments beginning with the quarterly interest payment that was scheduled to be paid on June 30, 2010. The Company’s deferral of interest does not constitute an event of default.

During the deferral period, interest will continue to accrue on the subordinated debentures.  Also, the deferred interest will accrue interest.  At the expiration of the deferral period, all accrued and unpaid interest will be due and payable and a corresponding amount of distributions will be payable on the trust preferred securities.

The indenture under which the subordinated debentures were issued prohibits certain actions by the Company during the deferral period.  Among other things, and subject to certain exceptions, during the deferral period, the Company is prohibited from declaring or paying any dividends or distributions on, or redeeming, purchasing, acquiring or making any liquidation payment with respect to, any shares of its capital stock.  Although the Company has not determined the duration of the deferral period, as of December 16, 2010, under the FRB Written Agreement, the Company is prohibited from making any distributions of interest, principal or other sums on subordinated debentures or trust preferred securities without prior FRB approval. The accrued interest payable on the subordinated debentures was $200,951 and $86,951 at December 31, 2011 and 2010.

Note 10 - Notes Payable	12 Months Ended
Dec. 31, 2011
Notes Payable [Text Block]
NOTE 10 – NOTES PAYABLE

On January 3, 2011, the Company’s $5,000,000 term loan with Fifth Third Bank (“Fifth Third”) matured. The loan is in default, and the Company does not have the resources to pay the outstanding principal and accrued interest and does not expect to have it in the near future. Under the terms of the note, Fifth Third has the right to foreclose on the Bank’s stock which collateralizes the loan. The Company continues to accrue interest at the rate of the term loan at maturity which was 6.00%, 275 basis points above Fifth Third’s prime rate. On December 31, 2011, there was $458,000 of unpaid interest compared to $153,000 at December 31, 2010.

Note 11 - Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 11 - BENEFIT PLANS

The Company’s 401(k) benefit plan allows employee contributions up to the dollar limit set by law which was $16,500 in both 2010 and 2011. The Company had a Safe Harbor 401(k) Plan in both 2010 and 2011. The Company may, at its discretion, make a matching contribution.  The matching formula is 100% of the first 3% of compensation contributed and 50% of the next 3%. The Company did not make any matching contributions in 2010 or 2011.

Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 12- INCOME TAXES

The consolidated provision for federal income tax expense (benefit) was as follows:

	2011	2010
Current payable (receivable)	$0	$(10,618)
Deferred liability (benefit)	(103,669)	0
Valuation allowance establishment	0	0
	$(103,669)	$(10,618)

The net deferred tax asset recorded includes the following amounts of deferred tax assets and liabilities as of December 31, 2011 and 2010:

	2011	2010
Deferred tax asset
Allowance for loan losses	$1,401,490	$1,195,446
Non-accrual loans	359,526	276,715
Deferred loan costs, net	10,976	9,975
Accrued expenses	0	7,115
Foreclosed assets	1,401,133	1,276,595
Other	24,233	25,432
Net operating loss carryforward	3,086,212	2,587,922
	6,283,570	5,379,200
Deferred tax liabilities
Depreciation	$(240,472)	$(240,455)
Accretion on securities	(273)	(191)
Unrealized gain on securities available for sale	(217,229)	(217,229)
Prepaid expenses	(37,166)	(32,942)
Other	(11,646)	(12,394)
	(506,786)	(503,211)
	$5,776,784	$4,875,989
Valuation allowance	(5,776,784)	(4,875,989)
Net deferred tax asset	$0	$0

Accounting guidance related to income taxes requires that companies assess whether a valuation allowance should be established against their deferred tax assets based on the consideration of all available evidence using a “more likely than not” standard.  In making such judgments, we consider both positive and negative evidence and analyze changes in near-term market conditions as well as other factors which may impact future operating results. Significant weight is given to evidence that can be objectively verified.  The continuing recent losses resulting from the distressed operating environment in Michigan have significantly restricted our ability under the accounting rules to rely on projections of future taxable income to support the recovery of our deferred tax assets.  Consequently, we determined it necessary to carry a valuation allowance against our entire net deferred tax asset.  The valuation allowance against our deferred tax assets may be reversed to income in future periods to the extent that the related deferred income tax assets are realized or the valuation allowance is otherwise no longer required.  We will continue to monitor our deferred tax assets quarterly for changes affecting their realizability.

A reconciliation of the difference between federal income tax expense (benefit) and the amount computed by applying the statutory rate of 34% in 2011 and 2010 is as follows:

	2011	2010
Tax at statutory rate	$(874,167)	$(3,023,737)
Tax-exempt interest income	(30,281)	(42,438)
Other	(100,016)	12,396
Valuation allowance	900,795	3,043,161
Federal income tax expense (benefit)	$(103,669)	$(10,618)

An income tax benefit associated with continuing operations in the amount of $103,669 was recorded for the year ending December 31, 2011. The benefit recorded considers the results of current period adjustments to other comprehensive income. Generally, the calculation for income tax expense (benefit) does not consider the tax effects of changes in other comprehensive income or loss, which is a component of shareholders’ equity on the balance sheet. However, an exception is provided in certain circumstances when there is a pre-tax loss from continuing operations and income from other categories such as other comprehensive income. In such case, pre-tax income from other categories is included in the tax expense (benefit) calculation for the current period.

There were no unrecognized tax benefits at December 31, 2011, and the Company does not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months.

As of December 31, 2011, the Company has a net operating loss carryover of $9,077,094 to be utilized to offset future taxable income that will begin expiring in 2029.

Note 13 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 13 – RELATED PARTY TRANSACTIONS

Loans and commitments to principal officers, directors and their affiliates in 2011 were as follows:

Beginning balance	$3,390,161
New loans and line advances	1,136,625
Repayments	(869,204)
Ending balance	$3,657,582

Deposits from principal officers, directors and their affiliates were $2,684,204 at year-end 2011 and $3,143,260 at year-end 2010.

Note 14 - Stock Options	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 14 – STOCK OPTIONS

The Company has three share-based compensation plans as described below. Total compensation cost that has been charged against income for those plans was $0 for both 2010 and 2011. Consequently, there was no income tax benefit recorded for either 2010 or 2011.

Stock Option Plans

Options to buy stock were granted to officers under the 1998 Employee Stock Option Plan, which provided for issue of options for up to 150,000 shares of stock of the Company.  Exercise price is not less than the market price at date of grant. The maximum option term is ten years, and presently outstanding options vested over three years.

Options to buy stock were granted to nonemployee directors of the Company under the Director Stock Option Plans of 2003 and 2005. Both plans provided for the issuance of options for up to 20,000 shares of stock of the Company. The exercise price for options issued under these plans was not less than the market price per share as of the date of grant. The maximum option term is ten years for both plans. Outstanding options under the plans were exercisable in full as of the date the options were granted.

A summary of the activity in the plans for 2011 is as follows:

	Number of Shares Subject to Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value*
Outstanding at beginning of year	47,300	$11.01
Granted	0	0
Exercised	0	0
Forfeited or expired	(4,500)	(14.04)
Outstanding at end of year	42,800	$10.69	1.3	$0
Exercisable at end of year	42,800	$10.69	1.3	$0

*The stock price at December 31, 2011 did not exceed the weighted average option exercise price.

All outstanding options are fully vested, therefore there is no unrecognized compensation cost related to options.

As of December 31, 2011, there were 2,000 shares available for grant in the Director Stock Option Plan of 2005 and 53,000 shares available to grant in the Employee Stock Option Plan of 2005.

Note 15 - Capital Requirements And Restrictions On Retained Earnings	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 15 - CAPITAL REQUIREMENTS AND RESTRICTIONS ON RETAINED EARNINGS

Banks are subject to regulatory capital requirements administered by the federal banking agencies.  Since the Company is a one bank holding company with consolidated assets less than $500 million, regulatory minimum capital ratios are applied only to the Bank.  Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet various capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications, including well-capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If a bank is not well-capitalized, regulatory approval is required to accept brokered deposits.  Subject to limited exceptions, a bank may not make a capital distribution if, after making the distribution, it would be undercapitalized.  If a bank is undercapitalized, it is subject to being closely monitored by its principal federal regulator, its asset growth and expansion are restricted, acquisitions, new activities, new branches, payment of dividends or management fees are prohibited and plans for capital restoration are required. In addition, further specific types of restrictions may be imposed on the bank at the discretion of the federal regulator. The Bank was in the undercapitalized category at both December 31, 2010 and 2011.

The Bank’s Consent Order with the FDIC and the OFIR, its primary banking regulators, became effective on September 2, 2010. The Bank agreed to the terms of the Consent Order without admitting or denying any charge of unsafe or unsound banking practices relating to capital, asset quality, or earnings. The Consent Order imposes no fines or penalties on the Bank. The Consent Order will remain in effect and enforceable until it is modified, terminated, suspended, or set aside by the FDIC and OFIR.

The Consent Order required the Bank to implement a written profit plan, a written contingency funding plan, a written plan to reduce the Bank's reliance on brokered deposits, a comprehensive strategic plan; and to develop an analysis and assessment of the Bank's management needs.  Under the Consent Order, the Bank is required to maintain higher capital levels than requested under prompt corrective action and the Bank may not declare or pay any dividend without the prior written consent of the regulators.

Prior to the issuance of the Consent Order, the Bank's Board of Directors and management had already commenced initiatives and strategies to address a number of the requirements of the Consent Order. The Bank continues to work in cooperation with its regulators.  Our ability to fully comply with all of the requirements of the Consent Order, including maintaining specified capital levels, is not entirely within our control, and is not assured. Our ability to comply with the requirements of the Consent Order may be affected by many factors, including the availability of capital and other funds, the extent of repayment of loans by borrowers, declines in the value of collateral including real estate, the Bank's ability to realize on collateral, actions that may be taken by our lender in connection with our matured $5,000,000 term loan, and actions by bank regulators. Failure to comply with provisions of the Consent Order may result in further regulatory action that could have a material adverse effect on us and our shareholders, as well as the Bank.

There were several directives related to loans contained in the Consent Order. All action plans have been submitted to the FDIC. Management continues to update the action plans and is working diligently to reduce the risk position as outlined in each action plan.

Under the Consent Order the Bank was required, within 90 days of September 2, 2010, to have and maintain its level of tier one capital, as a percentage of its total assets, at a minimum of 8.5%, and its level of qualifying total capital, as a percentage of risk-weighted assets, at a minimum of 11%. The Bank was not in compliance with this requirement at either December 31, 2011 or December 31, 2010. Management continues to explore options to raise the capital required for full compliance. At December 31, 2011, a capital contribution of $10,320,000 would have been needed to meet the capital ratios specified in the Consent Order.

Included in the table are the actual capital amounts and ratios for the Bank and the required capital amounts and ratios for the Bank at December 31.

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required Under Consent Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio

2011
Total Capital (Tier 1 and Tier 2) to risk-weighted assets of the Bank	$10,350,300	6.40%	$12,944,731	8.00%	$17,799,005	11.00%
Tier 1 (Core) Capitalto risk-weighted assets of the Bank	8,287,231	5.12	6,472,366	4.00	N/A	N/A
Tier 1 (Core) Capital to average assets of the Bank	8,287,231	3.79	8,756,307	4.00	18,607,152	8.50

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required Under Consent Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio

2010
Total Capital (Tier 1 and Tier 2) to risk-weighted assets of the Bank	$12,501,302	7.06%	$14,173,103	8.00%	$19,488,017	11.00%
Tier 1 (Core) Capital to risk-weighted assets of the Bank	10,254,935	5.79	7,086,552	4.00	N/A	N/A
Tier 1 (Core) Capital to average assets of the Bank	10,254,935	4.25	9,646,274	4.00	20,498,333	8.50

Federal Reserve guidelines limit the amount of allowance for loan losses that can be included in tier two capital. In general only 1.25% of net risk-weighted assets are allowed to be included. At December 31, 2011, only $2,063,069 was counted as tier two capital and $3,236,385 was disallowed.  At December 31, 2010, $2,246,366 was counted as tier two capital and $2,545,541 was disallowed.

Under the Consent Order the Bank is restricted from declaring or paying dividends without prior written authorization of the FDIC. The Bank is in full compliance with this restriction.

As required by the Consent Order, the Bank adopted a detailed liquidity plan on November 17, 2010 which provided for intended liquidity sources to meet the Bank’s assessed liquidity needs over the time horizons of 6, 12 and 18 months.  As a condition of the Consent Order, the Bank is unable to accept brokered deposits.

Since the beginning of 2010, the Bank has been able to replace maturing brokered deposits with local deposits, including internet based time deposits and core deposits. Management does not believe the restriction on issuing brokered deposits imposes a significant liquidity problem for the Bank. Brokered deposit balances were $3,462,000 at December 31, 2011 and all mature during 2012.

On August 17, 2011, the Bank was issued a Supervisory Prompt Corrective Action Directive (the “Directive”) because of its undercapitalized capital category at December 31, 2010, its failure to submit a capital restoration plan that satisfies the requirements spelled out in the FDIC Rules and Regulations, and the continued deterioration of the Bank. The Directive stipulated that the Bank be restored to an “adequately capitalized” capital category within 60 days of the issuance of the Directive. Since the issuance of the Consent, the board has made many efforts to secure funding and comply with both the Consent and the Directive but has not been successful. As such, the Bank was not in compliance with the Directive at the end of 60 days and remains out of compliance. The board informed the FDIC in a letter dated October 14, 2011 that it was unable to comply with the Directive. There has been no further communications with the FDIC regarding the Directive. The board’s efforts to garner capital for the Bank is continuing.

Note 16 - Off-Balance Sheet Activities	12 Months Ended
Dec. 31, 2011
Commitments And Off Balance Sheet Risk [Text Block]
NOTE 16 – OFF-BALANCE SHEET ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs.  These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates.  Commitments may expire without being used.  Risk of credit loss exists up to the face amount of these instruments, although material losses are not anticipated.  The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance sheet risk was as follows at year-end:

	2011		2010
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate

Unused lines of credit	$0	$21,349,655	$1,427,195	$23,425,296
Unused standby letters of credit	0	1,262,000	0	1,266,735
Commitments to make loans	0	0	95,470	0

Commitments to make loans are generally made for periods of 60 days or less.

Note 17 - Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 17 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Following are condensed parent company only financial statements:

CONDENSED BALANCE SHEETS

December 31,

	2011	2010

ASSETS
Cash and cash equivalents	$33,933	$125,459
Investment in subsidiaries	8,686,686	10,471,075
Other assets	21,953	23,139

Total assets	$8,742,572	$10,619,673

LIABILITIES AND EQUITY
Accrued expenses and other liabilities	$662,954	$273,886
Notes payable	5,000,000	5,000,000
Subordinated debentures	4,500,000	4,500,000
Shareholders’ equity	(1,420,382)	845,787

Total liabilities and shareholders’ equity	$8,742,572	$10,619,673

CONDENSED STATEMENTS OF INCOME

Years Ended December 31,

	2011	2010
Other income	$354	$4,023
Interest expense	(418,243)	(416,455)
Other expense	(90,452)	(249,421)
Loss before income tax benefit and undistributed subsidiary income	(508,341)	(661,853)
Equity in undistributed subsidiary income (loss)	(1,959,068)	(8,231,492)
Federal income tax benefit	0	(10,618)

Net loss	$(2,467,409)	$(8,882,727)

CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31,

	2011	2010
Cash flows from operating activities
Net loss	$(2,467,409)	$(8,882,727)
Equity in undistributed subsidiary income (loss)	1,959,068	8,231,492
Net change in:
Other assets	1,186	(14,298)
Other liabilities	389,068	(243,718)
Net cash used in operating activities	(118,087)	(909,251)

Cash flows from investing activities
Capital investment into subsidiaries	26,561	(2,606)
Net cash from (used in) investing activities	26,561	(2,606)

Cash flows from financing activities
Draws on notes payable and line of credit	0	0
Paydown on notes payable	0	0
Net cash from financing activities	0	0

Net change in cash and cash equivalents	(91,526)	(911,857)
Beginning cash and cash equivalents	125,459	1,037,316

Ending cash and cash equivalents	$33,933	$125,459

Note 18 - Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Text Block]	NOTE 18 – OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive income (loss) components and related tax effects were as follows:

	2011	2010

Unrealized holding gains on held to maturity securities transferred to available for sale	$0	$28,192
Unrealized holding gains on available for sale securities	308,197	40,145
Less reclassification adjustments for gains later recognized in income	(3,288)	(79,814)
Net unrealized gain (loss)	304,909	(11,477)
Tax effect	103,669	0

Other comprehensive income (loss)	$201,240	$(11,477)

Note 19 - Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value, Measurement Inputs, Disclosure [Table Text Block]
NOTE 19 - FAIR VALUE MEASUREMENTS

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate fair value:

Securities:  The fair values of securities are obtained from a third party who utilizes quoted prices on nationally recognized securities exchanges (Level 1 inputs) or matrix pricing (Level 2 inputs), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

Servicing Rights:  The fair value of SBA servicing rights is obtained from a third party using assumptions provided by the Company. The individual servicing rights are valued individually taking into consideration the original term to maturity, the current age of the loan and the remaining term to maturity. The valuation methodology utilized for the servicing rights begins with projecting future cash flows for each servicing asset, based on its unique characteristics and market-based assumptions for prepayment speeds. The present value of the future cash flows are then calculated utilizing a market-based discount rate assumption. These inputs are generally observable in the marketplace resulting in a Level 2 classification.

Impaired Loans:  The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals, broker market opinions or internal evaluations. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are typically significant and result in a Level 3 classification of the inputs for determining fair value.

Foreclosed Assets:  Nonrecurring adjustments to certain commercial and residential real estate properties classified as foreclosed assets are measured at fair value, less costs to sell. Fair values are generally based on recent real estate appraisals, broker market opinions or internal evaluations. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Adjustments of the carrying amount utilizing this process result in a Level 3 classification.

Assets measured at fair value on a recurring basis are summarized below for the years ending December 31, 2011 and 2010:

		Fair Value Measurements Using
December 31, 2011	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available for sale securities:
US Treasury	$4,067,656	$4,067,656	$0	$0
US Government and federal agency	15,572,588	0	15,572,588	0
Municipals	2,891,420	0	2,891,420	0
Mortgage-backed and collateralized mortgage obligations– residential	12,040,439	0	12,040,439	0
Total	$34,572,103	$4,067,656	$30,504,447	$0

Servicing assets	$76,276	$0	$76,276	$0

December 31, 2010
Available for sale securities:
US Treasury	$1,011,094	$1,011,094	$0	$0
US Government and federal agency	16,908,716	1,000,000	15,908,716	0
Municipals	3,238,294	0	3,238,294	0
Mortgage-backed and collateralized mortgage obligations– residential	15,345,799	0	15,345,799	0
Total	$36,503,903	$2,011,094	$34,492,809	$0

Servicing assets	$38,858	$0	$38,858	$0

During the first quarter of 2011, there was a transfer of two federal agency securities with a fair value of $991,568 at March 31, 2011 from Level 1 to Level 2.  There were no transfers between Level 1 and Level 2 during the last three quarters of 2011 or during all of 2010.

Assets measured at fair value on a non-recurring basis are summarized below for the years ending December 31, 2011 and 2010:

	Total	Significant Unobservable Inputs (Level 3)
December 31, 2011
Impaired loans:
Commercial	$2,390,984	$2,390,984
Commercial Real Estate:
General	867,206	867,206
Construction	988,112	988,112
Consumer:
Lines of credit	47,726	47,726
Other	26,268	26,268
Residential	305,998	305,998
Total	$4,626,294	$4,626,294
Foreclosed assets:
Commercial Real Estate:
General	$1,601,041	$1,601,041
Construction	1,379,158	1,379,158
Residential	281,472	281,472
Total	$3,261,671	$3,261,671

	Total	Significant Unobservable Inputs (Level 3)
December 31, 2010
Impaired loans:
Commercial	$360,718	$360,718
Commercial Real Estate:
General	2,513,079	2,513,079
Construction	753,096	753,096
Consumer:
Lines of credit	88,716	88,716
Other	6,184	6,184
Residential	441,613	441,613
Total	$4,163,406	$4,163,406
Foreclosed assets:
Commercial Real Estate:
General	$1,061,170	$1,061,170
Construction	2,005,831	2,005,831
Residential	163,786	163,786
Total	$3,230,787	$3,230,787

The following two paragraphs describe the impairment charges recognized during the period:

The valuation of impaired loans depends on the anticipated source of repayment.  Most of the Bank’s impaired loans are collateral dependent; only two impairments are measured using the cash flow method.  Collateral dependent impaired loans are measured using the fair value of the collateral. At December 31, 2011, such impaired loans had a recorded investment of $7,528,841, with a valuation allowance of $2,902,547 compared to impaired loans with a recorded investment of $6,226,817 and a valuation allowance of $2,063,411 at December 31, 2010. The fair value of the collateral on the collateral dependent loans were determined using independent appraisals, broker market opinions or internal evaluations which were adjusted for anticipated disposition costs. The impairment charges, recorded to the provision for loan losses, on collateral dependent loans were $871,000 for the year ending December 31, 2011 and $1,565,000 for the year ending December 31, 2010.

At December 31, 2011 and December 31, 2010, foreclosed assets carried a fair value of $3,261,671 and $3,230,787 respectively. During the year ending December 31, 2011, thirty properties included in this total were written down by $1,047,644. There were also nine properties totaling $1,544,993 (at fair value) added to other real estate owned during the year ending December 31, 2011. The fair value of other real estate owned was determined primarily using independent appraisals, broker market opinions or internal evaluations which were adjusted for anticipated disposition costs.

Carrying amount and estimated fair values of financial instruments not previously presented were as follows at year-end:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
		(in thousands)
Financial assets
Cash and cash equivalents	$8,920	$8,920	$23,640	$23,640
Loans held for sale	5,535	5,940	1,263	1,273
Loans, net (including impaired)	144,359	139,176	160,452	154,484
FHLB stock	451	N/A	480	N/A
Accrued interest receivable	746	746	781	781

Financial liabilities
Deposits	191,545	193,775	219,263	220,711
Federal funds purchased and repurchase agreements	7,815	7,815	7,461	7,461
Subordinated debentures	4,500	2,945	4,500	3,172
Notes payable	5,000	2,500	5,000	2,500
Accrued interest payable	738	738	362	362

The methods and assumptions used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, short-term borrowings, accrued interest receivable and payable, demand deposits, short-term debt, and variable rate loans or deposits that reprice frequently and fully.  For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk including consideration for widening credit spreads.  Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values.  Fair value of loans held for sale is based on market quotes.  Fair value of debt is based on current rates for similar financing.  It was not practical to determine the fair value of Federal Home Loan Bank stock due to restrictions placed on its transferability. Estimated fair value for other financial instruments and off-balance sheet loan commitments are considered to approximate carrying value.

Note 20 - Going Concern Consideration Management's Plans	12 Months Ended
Dec. 31, 2011
Going Concern Note
NOTE 20 - GOING CONCERN CONSIDERATION AND MANAGEMENT’S PLANS

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and discharges of liabilities in the normal course of business for the foreseeable future, and do not include any adjustments to reflect the possible future effects of recoverability and classification of assets, or the amounts and classifications of liabilities, that may result should the Company be unable to continue as a going concern.

The Company recorded a net loss of $2,467,409 for year-end 2011 which is a favorable comparison to the net losses of $8,882,727 and $4,962,379 for year-end 2010 and 2009, respectively.  In prior years, the losses were primarily the result of increases in the provision for loan losses, higher FDIC insurance premiums, and higher administrative costs associated with managing nonperforming assets. In 2011, the Company experienced fewer foreclosed asset writedowns, a lower provision for loan loss and reduced costs associated with managing nonperforming assets. Conversely, FDIC premiums increased in 2011. In spite of the reduction in the Company’s recorded losses and net risk weighted assets, the Bank remained undercapitalized throughout 2011; the same capital classification it had at December 31, 2010 and the Company has negative equity at December 31, 2011. For further discussion of the Bank’s capital requirements, refer to the discussion in Note 15.

As a result of its poor financial condition, the Bank does not have the ability to pay dividends to the holding company without regulatory approval.  Although the Bank’s regulatory capital classification remained the same since December 31, 2010, the weak capital position puts the Bank at significant risk of further regulatory enforcement action.  The Consent Agreement, referenced in Note 15, imposes adjusted regulatory minimum capital requirements and prohibits the Bank from paying dividends without regulatory approval.

The Company would be dependent on dividends from the Bank to cure the default of its $5,000,000 term note with Fifth Third, which is collateralized by the Bank’s stock. However, the Bank is not permitted to pay dividends at this time. As a remedy of default, Fifth Third may, if it so chooses, foreclose on the Bank’s stock. Since the Company had negative equity at December 31, 2011 and insufficient cash to service its debt, the Company was insolvent as of that date.

Management is using alternative liquidity sources to fund brokered deposits as they mature and has not encountered any difficulties funding over $49.5 million in maturities since 2010.  Additionally, management has implemented strategies to reduce overhead expenses and risk-weighted assets since its first year of losses in 2007. A few of these improvements since 2007 were:

•
The work force has been reduced by 27% with 20 positions eliminated. Most staff salaries have been frozen for four years and the 401(k) matching contributions were suspended in 2009. Benefits expenses have been reapportioned with the employees bearing more of the cost. As a result, salary and benefit expenses decreased 18% or over $900,000 which more than offset the $743,000 increase in FDIC premiums since 2007.

•
Renegotiated vendor contracts as well as the reduction and elimination of a variety of overhead expenses allowed the Bank to absorb over 90% of the nearly $350,000 increase in administration expenses on impaired loans since 2007.

•	The Bank’s balance sheet management successfully reduced net risk-weighted assets by over $88 million since year-end 2007. A majority of the decrease was in loans.

Management plans to continue exploring opportunities to reduce expenses, manage the balance sheet and raise capital to achieve compliance with the Consent Order and the Directive.

Management will continue its efforts to improve asset quality in 2012. In 2011, the Bank reduced non-performing assets by $1.5 million. In 2011, ten properties and nine vacant lots were sold and past due and non-accrual notes were reduced by nearly $1.4 million.

Due to the conditions and events discussed in this annual report, substantial doubt exists as to the Company’s ability to continue as a going concern. The Company has determined that significant additional capital is required to continue operations and avoid additional regulatory action. The Board and management continue to seek opportunities to raise capital.

These financial statements do not include any adjustments that may result should the Company be unable to continue as a going concern.